2. BUSINESS ACQUISITION (Details - Allocation of purchase price) - USD ($)	Jun. 30, 2019	Jun. 01, 2019	Jun. 30, 2018
Goodwill	$ 687,664		$ 0
Ross Optical Industries [Member]
Cash and cash equivalents		$ 163,204
Trade accounts receivable, net		652,898
Inventories		728,046
Other current assets		2,889
Fixed assets		232,036
Total Assets Acquired		1,779,073
Accounts payable		401,360
Customer advances		24,350
Accrued compensation and other		41,027
Total Liabilities Assumed		466,737
Net assets acquired		1,312,336
Goodwill		687,664
Total Purchase Price-Initial and Contingent Consideration		$ 2,000,000